RELATED PARTY TRANSACTIONS - Summary of Balances Due from Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2020	May 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from related parties	$ 3		$ 5,180
Frontline Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	0		3,886
United Freight Carriers [Member]
Related Party Transaction [Line Items]
Due from related parties	3		0
Swiss Marine [Member]
Related Party Transaction [Line Items]
Due from related parties	0	$ 5,300
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 0		$ 1,294